Goodwill and Intangible Assets, Net - Schedule of Estimated Future Amortization Expense of Intangible Assets (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Estimated future amortization expense of intangible assets
2023	$ 31,949
2024	99,005	$ 120,078
2025	52,529	75,043
2026	9,821	28,569
Total	$ 193,304	$ 223,690	$ 251,686